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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant:Alternative Strategies Fund										Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	PennantPark Floating Rate Capital LTD	PFLT	70806A106	August 14,2015	Special	2280475455578855: To consider and vote upon a proposal to approve the issuance of the shares of PFLT's common stock, $0.001 par value, or PFLT Common Stock, to be issued pusuant to the Agreement and Plan Merger, as such agreement may be amended from time to time, or the Merger Agreement, dated as of April 28, 2015, among PFLT, MCG, PFLT Panama, LLC and PFLT Funding II LLC, each a wholly owned subsidiary of PFLT, and PennantPark Investment Advisers, LLC; and	Management	Yes	FOR	For
2	PennantPark Floating Rate Capital LTD	PFLT	70806A106	August 14,2015	Special	2280475455578855: To consider and vote upon a proposal to approve the adjourment of the PFLT special meeting, if necessary or appropriate, to solicit additional proxies, if there are not sufficient votes at the time of the PFLT special meeting to approve the foregoing proposal.	Management	Yes	FOR	For
3	Hines Global REIT	N/A	N/A	September 17, 2015	Annual	58442283448: Election of Directors 01. Jeffrey C. Hines 02. Colin P. Shepherd 03. Charles M. Baughn 04. Jack L. Farley 05. Thomas L. Mitchell 06. John S. Moody 07. Peter Shaper	Management	Yes	FOR ALL	FOR ALL
4	Hines Global REIT	N/A	N/A	September 17, 2015	Annual	58442283448: Approval of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2015	Management	Yes	FOR	FOR
5	SmartStop Self Storage, Inc.	N/A	N/A	September 29th, 2015	Special	5335333: 1. To approve the merger (the "Company Merger") of SmartStop with and Into Edgewater REIT Acquisition (MD) LLC ("Merger Sub"), an affiliate of Extra Space Storage Inc. ("Extra Space"), the Agreement and Plan of Merger, dated as of June 15th, 2015, as amended by Amendment No. 1 on July 16, 2015 (the "Merger Agreement"), among SmartStop, SmartStop Self Storage Operating Partnership, L.P., Extra Space, Extra Space Storage L.P, Merger Sub I and Edgewater Partnership Acquisition (DE) LLC, and the other transactions contemplated by the Meger Agreement;	Management	Yes	FOR	FOR
6	SmartStop Self Storage, Inc.	N/A	N/A	September 29th, 2015	Special	5335333: 2. To approve, on an advisory (non-bindig) basis, the compensation that may become payable to SmartStop's principal executive officer, principal financial officer and the three most highly compensated executive officers other than the principal executive officer and principal financial officer in connection with the Company Merger; and	Management	Yes	FOR	FOR
7	SmartStop Self Storage, Inc.	N/A	N/A	September 29th, 2015	Special	5335333: To approve the adjourment of the special meeting, if necessary or appropriate, to solicit additional provies if there are not sufficient votes at the special meeting to approve the Company Merger and the Merger Agreement.	Management	Yes	FOR	FOR
8	Oxford Lane Capital Corp.	OXLC	691543102	September 9th, 2015	Annual	3291060802709235: Election of Directors 1. 01 Saul B. Rosenthal 02. David S. Shin	Management	Yes	FOR ALL	FOR ALL
9	Kayne Anderson MLP Investment Co.	KYN	486606106	October 16th ,2015	Special	4097781451822935: 1. For approval of the new investment management agreement by and between KA Fund Advisers, LLC and Kayne Anderson MLP Investment Company	Management	Yes	FOR	FOR
10	Kayne Anderson MLP Investment Co.	KYN	486606106	October 16th ,2015	Special	4097781451822935: 2. For any adjournment of the meeting from titme to time to solicit additional proxies if there are insufficient votes at the time of the meeting to constitute a quorum or to approve proposals	Management	Yes	FOR	FOR
11	Kayne Anderson Energy Total Return Fund	KYE	48660P104	October 16th, 2015	Special	9581267530590660: 1. For approval of the new investment management agreement by and between KA Fund Advisors, LLC and Kayne Anderson Energy Total Return Fund, Inc.	Management	Yes	FOR	FOR
12	Kayne Anderson Energy Total Return Fund	KYE	48660P104	October 16th, 2015	Special	9581267530590660: 2. For any adjournment of the meeting from titme to time to solicit additional proxies if there are insufficient votes at the time of the meeting to constitute a quorum or to approve proposals	Management	Yes	FOR	FOR
13	Prospect Capital Corporation	PSEC	74348T102	December 4th, 2015	Annual	5858130660094625:To elect two Class II directors of the Company to serve until the Annual Meeting of Stockholders in 2018, in each case until his successor is duly elected and qualifies. Nominees 01) Andrew C. Cooper- Class II 02) M. Grier Eliasek- Class II	Management	Yes	FOR ALL	FOR ALL
14	Prospect Capital Corporation	PSEC	74348T102	December 4th, 2015	Annual	5858130660094625: To authorize the Company, with the approval of its Board of Directors, to sell shares of its common stock (during the next 12 months) at a price or prices below the Company's then current value net asset per share in one or more offerings subject to certain conditions as set forth in the accopanying proxy statement (including that the number of shares sold on any given date does not exceed 25% of its outstanding common stock immediately prior to such sale)	Management	Yes	FOR	FOR
15	Industrial Income Truat	N/A	N/A	October 21st, 2015	Special	6870703309213669: To approve the merger of the Industrial Income Trust Inc. with Western Logistics II LLC or its assignee, pursuant to the Agreement and Plan of Merger, dated as of July 28, 2015, by and among the Industrial Income Trust, Inc., Western Logistics LLC and Western Logistics II LLC (the "Merger Agreement"), and other transactions contemplated by the Meger Agreement.	Management	Yes	FOR	FOR
16	Industrial Income Truat	N/A	N/A	October 21st, 2015	Special	6870703309213660: To approve an amendment to the Second Articles of Amendmanet and Restatement (the "Charter") to p[ermit distributions in kind of beneficial interests, in a liquidating trust that is established to own and liquidate the remaining assets of the Industrial Income Trust Inc. in connection with a merger of the Industrial Income Trust Inc. approved by stockholders in accordance with the Charter	Management	Yes	FOR	FOR
17	Industrial Income Truat	N/A	N/A	October 21st, 2015	Special	6870703309213660: To approve and adjournment of the special meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the special meeting to approve the merger and the other transactions contemplated by the Merger Agreement and the amendment to the Charter	Management	Yes	FOR	FOR
18	Pennant Park Floating Rate Capital LTD	PFLT	70806A106	February 2, 2016	Annual	0482862899544370:Election of Directors 01. Adam Berstein 02. Jeffrey Flug	Management	Yes	FOR ALL	FOR ALL
19	Pennant Park Floating Rate Capital LTD	PFLT	70806A106	February 2, 2016	Annual	0482862899544370: To ratify the selection of RSM US LLP to serve as the Company's Registered Public Accounting Firm for the fiscal year ending September 30th, 2016	Management	Yes	FOR	FOR
20	Pennant Park Investment Corp	PNNT	708062104	February 2, 2016	Annual	7606094325247989: Election of Director 01. Arthur Penn	Management	Yes	FOR	FOR
21	Pennant Park Investment Corp	PNNT	708062104	February 2, 2016	Annual	7606094325247989:To ratify the selection of RSM US LLP to serve as the Company's Registered Public Accounting Firm for the fiscal year ending September 30th, 2016	Management	Yes	FOR	FOR
22	Medley Capital Corp	MCC	58503F106	March 14, 2016	Annual	4943016948386367: Election of Directors: Mr. Seth Seth Taub and Mr. Arthur Ansberg	Management	Yes	FOR	FOR
23	Medley Capital Corp	MCC	58503F106	March 14, 2016	Annual	4943016948386367: To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Medley Capital Corporation for the fiscal year ending September 30, 2016	Management	Yes	FOR	FOR
24	Magellan Midstream Partners LP	MMP	559080106	April 21, 2016	Annual	489546401375637: The election of two Class II directors to our general partner’s board of directors to serve until the 2019 annual meeting of limited partners. Walter R. Arnheim, 71, has served as an independent director of our general partner since 2009. Patrick C. Eilers, 49, has served as a director of our general partner since 2003 and has been an independent director since 2009.	Management	Yes	FOR	FOR
	Magellan Midstream Partners LP	MMP	559080106	April 21, 2016	Annual	489546401375637: The amendment to the Magellan Midstream Partners’ Long-Term Incentive Plan (the “LTIP”), that will increase the total number of common units authorized to be issued under the LTIP from 9,400,000 to 11,900,000, which amount would be sufficient for a reasonable period of time.	Management	Yes	FOR	FOR
	Magellan Midstream Partners LP	MMP	559080106	April 21, 2016	Annual	489546401375637: An advisory vote on executive compensation of our NEOs as disclosed in the section of this proxy statement entitled "Compensation of Directors and Executive Officers." Our compensation philosophy is designed to link each executive officer’s compensation to the achievement of our business and strategic goals, align their interests with those of our unitholders, recognize individual contributions and attract, motivate and retain highly-talented executive officers.	Management	Yes	FOR	FOR
	Magellan Midstream Partners LP	MMP	559080106	April 21, 2016	Annual	489546401375637: The ratification of the appointment of Ernst & Young LLP as our independent auditors for 2016.	Management	Yes	FOR	FOR
25	Solar Senior Capital LTD	SUNS	83416M105	June 7, 2016	Annual	9456746074656190: Directors 1 Steven Hochberg 2 Bruce Spohler	Management	YES	FOR	For
26	Solar Senior Capital LTD	SUNS	83416M105	June 7, 2016	Annual	9456746074656190: To authorize the Company, with the approval of its Board of Directors, to sell shares of its common stock at a price or prices below the Company's then current value net asset per share in one or more offerings subject to certain conditions as set forth in the proxy statement (the number of shares issued does not exceed 25% of Solar's then outstanding common stock.	Management	YES	FOR	For

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)* /s/ Andrew Rogers

Andrew B. Rogers, President

Date 8/1/16

* Print the name and title of each signing officer under his or her signature.